Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2019
Machinery and equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7.00%
Machinery and equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	25.00%
Computers [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	20.00%
Computers [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	15.00%
Leasehold Improvements [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7.00%
Leasehold Improvements [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	10.00%
Printers leased to customers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	25.00%